Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,502,000
Previously Paid Amount	0.00
Total Fee Amount	516.90
Total Offset Amount	0.00
Net Fee	516.90
Narrative - Max Aggregate Offering Price	$ 3,502,000
Final Prospectus	true